Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares HKD ($) shares	Shares subscription receivable HKD ($)	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($)	USD ($)
Balance (in Dollars)					$ 7,766	$ (7,666)			$ 14,153,991		$ 14,154,091
Balance at Jun. 30, 2024					$ 7,766	(7,666)			14,153,991		14,154,091
Balance (in Shares) at Jun. 30, 2024 | shares					16,000,000
Issuance of Ordinary shares, net of offering expenses					$ 1,119	7,666	54,979,300				54,988,085
Issuance of Ordinary shares, net of offering expenses (in Shares) | shares					2,300,000
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares	$ 6,633		$ 2,252		$ (8,885)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares (in Shares) | shares	13,660,000	13,660,000	4,640,000	4,640,000	(18,300,000)
Net loss									(1,245,395)		(1,245,395)
Balance at Dec. 31, 2024	$ 6,633		$ 2,252				54,979,300		12,908,596		67,896,781
Balance (in Shares) at Dec. 31, 2024 | shares	13,660,000	13,660,000	4,640,000	4,640,000
Balance (in Dollars)	$ 6,633		$ 2,252				54,979,300		12,908,596		67,896,781
Balance (in Dollars)	6,633		2,252				54,979,300		8,315,736		63,303,921
Balance at Jun. 30, 2025	$ 6,633		$ 2,252				54,979,300		8,315,736		63,303,921
Balance (in Shares) at Jun. 30, 2025 | shares	13,660,000	13,660,000	4,640,000	4,640,000
Net loss									(5,425,220)		(5,425,220)	$ (697,033)
Balance at Dec. 31, 2025	$ 6,633	$ 852	$ 2,252	$ 289			54,979,300	$ 7,063,752	2,890,516	$ 371,374	57,878,701	7,436,267
Balance (in Shares) at Dec. 31, 2025 | shares	13,660,000	13,660,000	4,640,000	4,640,000
Balance (in Dollars)	$ 6,633	$ 852	$ 2,252	$ 289			$ 54,979,300	$ 7,063,752	$ 2,890,516	$ 371,374	$ 57,878,701	$ 7,436,267